Accounting for Stock-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Options outstanding and exercisable
Beginning Balance, shares	7,834,332	8,954,081	8,764,084
Granted, Shares	1,505,000	1,447,500	1,313,000
Exercised, Shares	(623,341)	(2,194,862)	(680,898)
Forfeited and cancelled, Shares	(326,849)	(372,387)	(442,105)
Ending Balance, shares	8,389,142	7,834,332	8,954,081
Beginning of Period, Weighted Average Exercise Price	$ 32.08	$ 30.19	$ 30.97
Granted, Weighted Average Exercise Price	$ 35.87	$ 33.89	$ 19.43
Exercised, Weighted Average Exercise Price	$ 30.34	$ 25.88	$ 18.74
Forfeited and cancelled, Weighted Average Exercise Price	$ 33.69	$ 29.80	$ 31.27
End of Period, Weighted Average Exercise Price	$ 32.83	$ 32.08	$ 30.19
Weighted Average Remaining Contractual Term	5.3
Aggregate Intrinsic Value	$ 120
Exercisable, Shares	5,884,262
Exercisable, Weighted Average Exercise Price	$ 32.74
Exercisable, Weighted Average Remaining Contractual Term	3.9
Exercisable, Intrinsic Value	$ 74